Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2019
Income tax and social contribution
Schedule of current and deterred income tax and social contribution expense

	December 31
	2019	2018
Current tax
Current tax on income for the year	(11,394)	(9,959)
Deferred tax
Deferred tax on income for the year	(13,663)	(11,130)
Income tax and social contribution expense	(25,057)	(21,089)

Schedule of reconciliation between the tax expense as calculated by the combined nominal rates and the income tax and social contribution expense charged to income (loss)

	December 31
	2019	2018

Income (loss) before income tax and social contribution	63,933	92,144

Rate income tax and social contribution	34%	34%

Income tax and social contribution at the rate of 34%	(21,737)	(31,329)

Permanent differences
Equity in net income of subsidiaries	—	—
Law 11196/05 (Research and Development incentive)	718	1,574
Payment of interest on own capital	—	5,100
Unrecognized tax credit	385	329
Gifts, fines and nondeductible expenses	(486)	—
Overseas earnings	(3,318)	—
Income tax and social contribution determined by the deemed income	(110)	3,139
Effects of tax rates of foreign subsidiaries	(279)	1,542
Other net differences	(230)	(1,444)
Income tax expense for effective rate	(25,057)	(21,089)
Effective rate	39.19%	22.89%

Schedule of temporary deferred income tax and social contribution

	December 31
	2019	2018

Deferred IR/CS on tax loss and negative basis	1,665	4,279
Stock option plan	555	56
Inc. tax and soc. contr. on foreign companies	841	110
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15	12	1
Provision for adjustment to present value	284	3
Total deferred income tax and social contribution, net (assets)	3,357	4,449

	December 31
	2019	2018

Deferred income tax and social contribution on accounting and tax goodwill	(97,593)	(72,425)
Deferred income tax/ social contribution assets identified in acquisitions	(25,092)	(31,161)
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15	8,228	17,004
Deferred income tax and social contribution on IFRS 16	3,538	—
Inc. tax and soc. contr. on foreign companies	(705)	(283)
Deferred IR/CS on tax loss and negative basis	7,138	3,953
Estimated losses with doubtful accounts	108	620
Provision of benefits to employees	446	411
Provision for contingencies	1,779	809
Provision for adjustment to present value	4,678	2,019
Stock option plan	9,925	2,235
Provision for profit sharing and gainsharing, bonus, collective bargaining and overtime	2,102	1,993
Other provisions	1,242	2,190
Total deferred income tax and social contribution, net (liabilities)	(84,206)	(72,635)